Financial instruments and related disclosures - Summary of Financial Assets and Non Financial Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	£ 6,952	£ 7,202
Other non-current assets	1,041	1,020
Financial assets	15,632	14,085
Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	6,952	7,202
Other non-current assets	1,041	1,020
Other items in Assets held for sale		91
Financial assets	7,993	8,313
Financial Assets at Fair Value Through Profit or Loss, Category [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	46	44
Other non-current assets	30	44
Financial assets	76	88
Financial assets at fair value through other comprehensive income, category [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	1,942	1,665
Financial assets	1,942	1,665
Amortised cost [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	3,990	4,533
Other non-current assets	37	76
Other items in Assets held for sale		69
Financial assets	4,027	4,678
Financial Instruments [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	5,978	6,242
Other non-current assets	67	120
Other items in Assets held for sale		69
Financial assets	6,045	6,431
Non Financial Instruments [member] | Trade And Other Receivables And Certain Other Noncurrent Assets In Scope Of IFRS 9 [Member]
Disclosure of financial assets and non financial assets [line items]
Trade and other receivables	974	960
Other non-current assets	974	900
Other items in Assets held for sale		22
Financial assets	£ 1,948	£ 1,882